Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables.
Trade receivables	$ 45,442	$ 41,874
Deposits and prepayments	3,250	2,987
VAT refundable	3,192	460
Other receivables	19	51
Total	$ 51,903	$ 45,372